OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2014	2013
Prepaid expenses and others	9,779	9,314
Government institutions	2,694	1,716
Deferred installation expenses	2,485	2,905
Deferred income taxes (*)	3,649	3,692
Advances to suppliers	324	457
Employees	343	300
Forward Exchange Contracts	1,580	-
Others	1,464	53
	22,318	18,437

(*)	See Note 15.